Prepayments and Other Receivables (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepayments	$ 98	593	627
Other Receivables	4,215	25,514	25,547
Total prepayments and other receivables	$ 4,313	26,107	26,174